Note 2 - Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 88-0320154 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
(2)	Description of the Plan

The following description of the Plan provides only general information. Participants should refer to the plan document for a more complete description of the Plan’s provisions.

(a)	General

The Plan is a defined contribution plan that covers substantially all employees of Covenant Logistics Group, Inc., and certain subsidiaries (collectively, the “Company”). The Plan provides for retirement savings to qualified active participants through both participant and Company contributions and is subject to certain provisions of the Employee Retirement Income Security Act of 1974 (ERISA). Employees are eligible to participate in the Plan at the beginning of a calendar month after the completion of six months of service. The Plan does not include auto enrollment.

(b)	Contributions

Contributions to the Plan may be made by both participants and the Company. Participants may contribute both pre-tax and after-tax Roth contributions up to a maximum of 85% of their annual compensation subject to the limitations of the Internal Revenue Code (IRC) Section 415(c)(3). The Company may make discretionary matching contributions to the Plan not to exceed 6% of each participant’s compensation and may make other types of discretionary contributions. Annual additions to a participant’s account during any plan year, when combined with the total annual additions to the accounts of the participant under any other qualified defined contribution plan maintained by the Company, cannot exceed certain levels established under IRC Section 402(g). The Company made matching contributions equal to 50% of each participant’s contribution up to 5% of the participant’s cash compensation during 2025.

Contributions receivable are stated at the amount that Plan management expects to collect from outstanding balances less an allowance for expected credit losses. The expected credit losses amount reflects Plan management's best estimate of amounts that will not be collected, which considers historical experience, current conditions, and reasonable and supportable forecasts.

Plan management has concluded that no allowance for current expected credit losses is necessary as of December 31, 2025 or 2024.

(c)	Participant Accounts

The plan document requires that the assets of the Plan be accounted for separately as to participant and Company contributions and valued daily, allocating to each participant his or her share of income and losses. Company voluntary contributions are allocated to all eligible participants based on the participants’ contributions for the period. Participant accounts may be invested in one or more of the investment funds available under the Plan at the direction of the participant. As of December 31, 2025, there are various mutual fund and collective trust fund options as well as the Covenant Transportation Group, Inc. 401(k) Unitized Stock Fund (“Unitized CVTI Fund”) option.

The Unitized CVTI Fund invests principally in the common stock of Covenant Logistics Group, Inc. and holds cash or liquid short term investments to allow participants to buy or sell units in the fund without the usual trade period for stock transactions. Typically, the Unitized CVTI Fund holds three percent of its value in cash or liquid short-term investments. Participants may elect to transfer all or a portion of their balances in the Unitized CVTI Fund to any of the various fund alternatives at any time. Each participant is entitled to exercise voting rights attributable to the Company common stock allocated to his or her account and is notified by the State Street Bank & Trust Company (the “Trustee”) prior to the time that such rights are to be exercised.

(d)	Notes Receivable from Participants

Subject to approval, a participant can secure a loan from the Plan against his/her account balance for a minimum of $1,000 up to the lesser of 50% of the vested account balance or $50,000. Loans may generally be repaid over one to five years. Loans must be repaid through automatic payroll deductions unless otherwise provided for by the plan administrator. A participant may only have one loan outstanding at a time. The interest rate is the prime rate at the time of loan issuance plus 1% and is fixed over the life of the loan. Individuals with loans may choose to continue to participate in the Plan.

(e)	Payment of Benefits

Upon retirement, death, disability, or termination of service, a participant (or participant’s beneficiary in the event of death) may elect to receive a lump-sum distribution equal to the value of the participant’s vested account balance.

Benefits are recorded when paid.

(f)	Hardship Withdrawals

The Plan permits distributions in the event of a hardship once a participant furnishes proof of hardship, as defined in the plan agreement. These distributions are taxable and subject to a tax penalty equal to 10% of the hardship distribution amount if the participant is younger than 59 ½ years old. Hardship withdrawals are limited to the participant’s elective account balance.

(g)	Vesting

Participants are immediately vested in their contributions and the investment earnings (losses) thereon. Participants vest 100% in Company contributions after three years of credited service.

(h)	Forfeited Accounts

Amounts forfeited by participants who terminate from the Plan prior to being 100% vested are applied first, to restore participant accounts when a participant is rehired after a break in service, as defined in the plan document, then to pay plan expenses or to reduce subsequent Company contributions to the Plan. Participants forfeited $242,784 during 2025. During 2025, $279,075 was utilized to reduce Company contributions. Forfeitures of $40,979 and $81,103 were unallocated at December 31, 2025 and 2024, respectively.

(i)	Excess Contributions Payable

Amounts payable to participants totaling $245,316 and $137,676 at December 31, 2025 and 2024, respectively, for contributions in excess or amounts allowed by the Internal Revenue Service (IRS) are recorded as a liability with a corresponding reduction to cash contributions. The Plan distributed the 2025 and 2024 excess contributions to the applicable participants prior to March 15, 2026 and 2025, respectively.

(j)	Administrative Expenses

Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Plan service fees (Note 3), participant account maintenance charges, and fees related to the processing of distributions and the administration of notes receivable from participants are charged directly to the respective participants’ accounts and are included in administrative expenses.

(k)	Plan Termination

While it is the Company’s intention to continue the Plan, the Company has the right under the Plan Document to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and the plan agreement. In the event of the Plan’s termination, participants will become 100% vested in their accounts.